S000074555 [Member] Investment Strategy - iShares MSCI China Multisector Tech ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI China Technology Sub-Industries Select Capped Index (the “Underlying Index”), which is designed to measure the investment performance of the stocks of large- and mid-capitalization Chinese companies that provide technology products and/or technology-related services within certain sectors, as determined by MSCI, Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI China Index (the “Parent Index”), which is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of equity securities in the top 85% of market capitalization of the Chinese equity securities markets. The Parent Index includes Chinese equity securities known as A-shares, H-shares, B-shares, Red-Chips and P-Chips, as well as equity securities issued by Chinese companies listed outside of China (e.g., American Depositary Receipts). As of August 31, 2025, large- and mid-capitalization A-shares represented at 20% of their free float adjusted market capitalization.
The Underlying Index is constructed by selecting the constituents of the Parent Index belonging to 24 technology-related GICS sub-industries (as identified by the Index Provider) across the following sectors: communication services, consumer discretionary, financials, healthcare, industrials and information technology. At each quarterly review of the Underlying Index, the selected securities are weighted in proportion to their free float market capitalization available to investors outside of China. The weight of any single “group entity” is capped at 4% of the Underlying Index. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information.
The Underlying Index is rebalanced on a quarterly basis. As of August 31, 2025, there were 160 companies in the Underlying Index, and a significant portion of the Underlying Index was represented by securities of companies in the communications, consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and Parent Index are sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.